Investments in Joint Ventures and Associates - Schedule of Investments in Joint Ventures and Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Total	$ 109,609	$ 1,854,803	$ 2,043,966
Frontera Brownsville, LLC.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%
Total		354,691	410,097
Texas Frontera, LLC.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%
Total		178,421	185,967
CH4 Energía, S. A. de C.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%
Total		183,648	170,188
Sierrita Gas Pipeline LLC
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	35.00%
Total		879,616	1,051,626
Administración del Sistema Portuario Nacional Dos Bocas, S. A. de C.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	40.00%
Total		74,529	91,537
Other, net
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Total		$ 183,898	$ 134,551